Notes on the Consolidated Statements of Operations and Comprehensive Loss / Income - Breakdown of deferred tax assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Statement [Abstract]
Deferred tax asset Intangible assets	€ 0	€ 0
Deferred tax asset Property, plant and equipment	0	0
Deferred tax asset Financial assets	0	0
Deferred tax asset Receivables and other assets	202	125
Deferred tax asset Cash	73	61
Deferred Tax Asset Liabilities	17	2
Deferred tax asset Provisions	4	4
Deferred tax asset Deferred income	0	0
Deferred tax asset Other	0	0
Deferred tax asset Income tax credits	0	295
Deferred tax assets Tax losses carryforward	10,434	10,845
Deferred tax asset gross	10,730	11,332
Deferred Tax Assets Set off of deferred tax	1,326	1,425
Net deferred tax assets	9,404	9,907
Deferred tax liabilities Intangible assets	2,439	2,150
Deferred tax liabilities Property, plant and equipment	0	0
Deferred tax liabilities Financial assets	0	0
Deferred tax liabilities Receivables and other assets	0	0
Deferred tax liabilities Cash	0	0
Deferred tax Liabilities	(19)	0
Deferred tax liabilities Provisions	0	0
Deferred tax liaiblities Deferred income	0	0
Deferred tax liaibilities Other	0	0
Deferred Tax liabilities Income tax credits	0	0
Deferred tax liabilities Tax losses carryforward	0	0
Deferred incomes liabilities, total, gross	2,458	2,150
Deferred tax liabilities, Set off of deferred tax	1,326	1,425
Net deferred tax liabilities	€ 1,132	€ 725